Short-term and long-term bank loans (Details 1)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 29, 2022 USD ($)
Total short-term bank loans		¥ 55,800,000	$ 4,280,972		¥ 26,400,000	$ 3,711,253
Total short-term bank loans	$ 4,280,972			$ 3,711,253
Total short-term bank loans	4,280,972			3,711,253
Long-term bank loans, current portion | ¥		752,091
Long-term bank loans, current portion	0			20,009
Long-term bank loans, non-current portion				703,000
Long-term bank loans, non-current portion	679,519			421,733
Total long-term bank loans		4,666,667	679,519		3,142,331	441,742
Total short-term and long-term bank loans		60,466,667	4,960,491		29,542,331	4,152,995
Net book value of property and equipment pledged	$ 14,817,766			$ 14,538,686
Secured short-term bank loans.
Total short-term bank loans		26,400,000	3,844,138		23,400,000	3,289,519
Total short-term bank loans		26,400,000	3,844,138		23,400,000	3,289,519
Unsecured short-term bank loans.
Total short-term bank loans		29,400,000	436,834		3,000,000	421,734
Total short-term bank loans		29,400,000	436,834		3,000,000	421,734
Industrial and Commercial Bank of China (Tahe Branch), Due May 25, 2023.
Total short-term bank loans		4,500,000	655,251		4,500,000	632,600
Total short-term bank loans		¥ 4,500,000	655,251		¥ 4,500,000	632,600
Effective interest rate	3.80%	3.80%		3.80%	3.80%
Maximum percentage of outstanding principal and normal interest balance guaranteed	80.00%	80.00%
Industrial and Commercial Bank of China (Tahe Branch), Due June 24, 2023.
Total short-term bank loans		¥ 5,000,000	728,056		¥ 5,000,000	702,889
Total short-term bank loans		¥ 5,000,000	728,056		¥ 5,000,000	702,889
Effective interest rate	4.35%	4.35%		4.35%	4.35%
Maximum percentage of outstanding principal and normal interest balance guaranteed	80.00%	80.00%
Bank of Beijing (Yangzhou Branch), Due December 20, 2022.
Total short-term bank loans		¥ 5,000,000	728,056		¥ 5,000,000	702,888
Total short-term bank loans		¥ 5,000,000	728,056		¥ 5,000,000	702,888
Effective interest rate	4.75%	4.75%		4.75%	4.75%
Maximum percentage of outstanding principal and normal interest balance guaranteed	100.00%	100.00%
Industrial and Commercial Bank of China (Tahe Branch), Due December 9, 2022.
Total short-term bank loans		¥ 1,500,000	218,417	$ 1,500,000		210,867
Total short-term bank loans		¥ 1,500,000	218,417	$ 1,500,000		210,867
Effective interest rate	4.65%	4.65%		3.85%	3.85%
Industrial and Commercial Bank of China (Tahe Branch), Due December 10, 2022.
Total short-term bank loans		¥ 1,500,000	218,417		¥ 1,500,000	210,867
Total short-term bank loans		¥ 1,500,000	218,417		¥ 1,500,000	210,867
Effective interest rate	4.65%	4.65%		3.85%	3.85%
Xiaoshan Rural Commercial Bank, Due July 17, 2025.
Long-term bank loans, non-current portion	$ 3,000,000		436,834		¥ 3,000,000	421,733
Effective interest rate	6.31%	6.31%		6.31%	6.31%
Maximum amount of line of credit amount guaranteed | ¥		¥ 6,500,000
Industrial and Commercial Bank of China (Tahe Branch), Due June 24, 2022 & Due June 24, 2023.
Net book value of property and equipment pledged | ¥		2,100,000
Maximum amount of line of credit amount guaranteed | ¥		6,500,000
China Zheshang Bank Co., Ltd., Due May 25, 2023.
Total short-term bank loans		4,000,000	582,445		¥ 4,000,000	562,311
Total short-term bank loans		¥ 4,000,000	582,445		¥ 4,000,000	562,311
Effective interest rate	5.50%	5.50%		5.50%	5.50%
Net book value of property and equipment pledged	$ 5,350,000
China Zheshang Bank Co., Ltd., Due May 31, 2023.
Total short-term bank loans		¥ 4,900,000	713,495		¥ 4,900,000	688,831
Total short-term bank loans		¥ 4,900,000	713,495		¥ 4,900,000	688,831
Effective interest rate	5.50%	5.50%		5.50%	5.50%
WeBank Co., Ltd., Due October 9, 2022.
Long-term bank loans, current portion		¥ 1,666,667	242,685		¥ 142,331	$ 20,009
Effective interest rate	18.00%	18.00%		10.26%	10.26%
Maximum amount of line of credit amount guaranteed | ¥		¥ 5,000,000
Pingan Bank Co., Ltd., Due 5 December, 2023.
Total short-term bank loans		3,000,000	436,835
Total short-term bank loans		¥ 3,000,000	$ 436,835
Effective interest rate	6.00%	6.00%